LEASES (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Mar. 31, 2021	Dec. 31, 2020
Leases [Abstract]
Weighted average incremental borrowing rate	7.64%	7.67%	9.14%	9.14%
Weighted average lease term	18 years 6 months	18 years 8 months 8 days	18 years 8 months 26 days	17 years 8 months 12 days
Lessee, Operating Lease, Liability, to be Paid [Abstract]
Remainder of 2022	$ 3,760
2023	5,102	$ 4,972
2024	5,196	5,103
2025	5,284	5,196
2026	5,363	5,284
Thereafter	86,214
Total undiscounted operating lease payments	110,919	112,131
Less: Imputed interest	(51,810)	(52,796)
Present value of total operating leases	$ 59,109	$ 59,335